Nature of the Business - Additional Information (Detail) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	May 20, 2020	May 18, 2020	Feb. 29, 2020	Feb. 29, 2020	Dec. 31, 2019	Aug. 02, 2019
Disclosure of Nature of Business [Line Items]
Interest on final payment					4.75%
Incorporation date	Nov. 05, 2007
Cash and cash equivalents and marketable securities					$ 136.7
Debt instrument covenant minimum cash and cash equivalents					80.0
Silicon Valley Bank [Member] | 2020 Amended Term Loan [Member]
Disclosure of Nature of Business [Line Items]
Term loan, principal amount		$ 15.0
Minimum revenue covenant percentage		100.00%
Interest on final payment		6.75%				4.75%
Debt instrument covenant minimum cash and cash equivalents		$ 80.0
Revolving Credit Facility [Member] | Silicon Valley Bank [Member]
Disclosure of Nature of Business [Line Items]
Drew down amount from credit facilities		$ 5.0	$ 20.0	$ 20.0
Debt instrument covenant minimum cash and cash equivalents					80.0
COVID 19 [Member]
Disclosure of Nature of Business [Line Items]
Debt instrument covenant minimum cash and cash equivalents					$ 80.0